Jul. 01, 2020
Innovator S&P 500 Buffer ETF™ – July
Innovator S&P 500 Power Buffer ETF™ – July
Innovator S&P 500 Ultra Buffer ETF™ – July
(each, a “Fund” and together, the “Funds”)
Supplement To each Fund’s Prospectus
Dated March 2, 2020
June 30, 2020
As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on June 30, 2020, an outcome period for each Fund ended. Each Fund will commence a new outcome period that will begin on July 1, 2020 and end on June 30, 2021. An investment in a Fund over the course of the outcome period will be subject to the applicable Cap set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator S&P 500 Buffer ETF™ – July	BJUL	Gross: 17.10% Net: 16.31%*
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 17.10% (prior to taking into account management fees and other fees) and 16.31% (after taking into account management fees and other fees) while providing a buffer against the first 9% of S&P 500 Price Index losses, over the period from July 1, 2020 to June 30, 2021.

Innovator S&P 500 Power Buffer ETF™ – July	PJUL	Gross: 11.55% Net: 10.76%*
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 11.55% (prior to taking into account management fees and other fees) and 10.76% (after taking into account management fees and other fees) while providing a buffer against the first 15% of S&P 500 Price Index losses, over the period from July 1, 2020 to June 30, 2021.

Innovator S&P 500 Ultra Buffer ETF™ – July	UJUL	Gross: 7.03% Net: 6.24%*
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 7.03% (prior to taking into account management fees and other fees) and 6.24% (after taking into account management fees and other fees) while providing a buffer against S&P 500 Price Index losses of between 5% and 35%, over the period from July 1, 2020 to June 30, 2021.

*    Takes into account the Fund’s unitary management fee.
In connection with onset of the new outcome period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new outcome period: July 1, 2020 through June 30, 2021.

3.	All references to the Cap for the prior outcome period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE
Innovator S&P 500 Buffer ETF - July
Innovator S&P 500 Buffer ETF™ – July
Investment Objective
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 17.10% (prior to taking into account management fees and other fees) and 16.31% (after taking into account management fees and other fees) while providing a buffer against the first 9% of S&P 500 Price Index losses, over the period from July 1, 2020 to June 30, 2021.

Innovator S&P 500 Power Buffer ETF - July
Innovator S&P 500 Power Buffer ETF™ – July
Investment Objective
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 11.55% (prior to taking into account management fees and other fees) and 10.76% (after taking into account management fees and other fees) while providing a buffer against the first 15% of S&P 500 Price Index losses, over the period from July 1, 2020 to June 30, 2021.

Innovator S&P 500 Ultra Buffer ETF - July
Innovator S&P 500 Ultra Buffer ETF™ – July
Investment Objective
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 7.03% (prior to taking into account management fees and other fees) and 6.24% (after taking into account management fees and other fees) while providing a buffer against S&P 500 Price Index losses of between 5% and 35%, over the period from July 1, 2020 to June 30, 2021.